LOSS PER SHARE	6 Months Ended
Dec. 31, 2023
Loss Per share
LOSS PER SHARE

NOTE 9 –LOSS PER SHARE

For the six months ended December 31, 2023 and 2022, potential shares of common stock from the unexercised options and unexercised options are excluded from diluted net loss per share as such amounts are anti-dilutive.

The following table presents a reconciliation of basic and diluted net loss per share:

	For the six months ended December 31,
	2023	2022

Loss attributable to the Company	$(3,196,617)	$(2,954,758)
Weighted average number of common shares outstanding – Basic	10,622,663	10,580,323
Dilutive securities -unexercised warrants and options	-	-
Weighted average number of common shares outstanding – diluted	10,622,663	10,580,323

Loss per share – Basic	$(0.30)	$(0.28)
Loss per share – Diluted	$(0.30)	$(0.28)